SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 9:         SHAREHOLDERS' EQUITY

a.
Share capital:

The Ordinary shares entitle their holders the right to receive notice to participate in and vote at general meetings of the Company and the right to receive cash dividends, if declared.

In August 2017, the Company converted $1,220 of debt to Vexigo’s former shareholders incurred in connection with the acquisition of Vexigo into warrants to acquire 400,000 Ordinary shares. Following such debt conversion, the Company currently does not have any outstanding debt in connection with the Vexigo acquisition. The warrants have a term of five years and are exercisable without any additional consideration commencing on the second anniversary of their issuance. During the two years period following issuance, the Company had an option to purchase all or a portion of such warrants at a price per warrant of $3. Since September 2019, most of Vexigo’s former shareholders exercised their warrants and were issued an aggregate of 330,668 Ordinary shares.

In June 2018, the Company issued 175,439 Ordinary shares for an aggregate amount of $188 to Alpha Capital Anstalt, an institutional investor, pursuant to a Purchase Agreement.

In October 2018, the Company issued 1,315,789 convertible preferred shares of a newly-created class (the “Preferred Shares”) for an aggregate amount of $1,353, to Alpha Capital Anstalt, an institutional investor, pursuant to a Purchase Agreement (the “Alpha Capital SPA”).

The Preferred Shares confer the following rights upon their holders: (i) equal rights to receive dividends, if and when distributed, whether in cash or any other manner, and to participate in a distribution of bonus shares, if and when distributed (on an as-converted basis), (ii) equal right to participate in a distribution of the Company’s assets available for distribution, in the event of liquidation or winding-up of the Company (on an as-converted basis), (iii) a right of conversion into Ordinary shares as described below and (iv) equal rights to vote on all matters submitted to a vote of the Ordinary shares (on an as-converted basis, up to the beneficial ownership limitation described below, to the extent applicable).

Each Preferred Share is convertible, at any time and from time to time at the option of the shareholder thereof, into such number of Ordinary shares determined by dividing the Per Preferred Share Purchase Price ($1.14, subject to adjustments) by the conversion price then in effect (the “Conversion Rate”).  The initial Conversion Rate is 1:1. As to Alpha Capital Anstalt, from the closing date of the Alpha Capital SPA and until 36 months from the closing date, if and whenever the Company issues or sells Ordinary shares or Ordinary shares equivalents  for a consideration per share that is less than the conversion price then in effect (the “Discounted Per Ordinary Share Purchase Price”), and which is not an exempted issuance, then immediately after such dilutive issuance, the conversion price shall be reduced to equal the Discounted Per Ordinary Share Purchase Price, but in no event shall the conversion price become lower than the greater of (i) $US 0.10 or (ii) 20% of the closing price on the trading day immediately prior to the date of the Alpha Capital SPA.

The Company’s Articles provide that it shall not affect any conversion of the Preferred Shares to the extent that, after giving effect to the conversion, the applicable shareholder would beneficially own in excess of the Beneficial Ownership Limitation. The “Beneficial Ownership Limitation” is defined a 9.99% of the number of Ordinary Shares outstanding immediately after giving effect to the issuance of Ordinary shares issuable upon conversion of Preferred Shares held by the applicable shareholder. The applicable shareholder, upon notice to the Company, may increase or decrease the Beneficial Ownership Limitation provisions applicable to its Preferred Shares. Any such increase or decrease in the Beneficial Ownership Limitation will not be effective until the 61st day after such notice is delivered to the Company and shall only apply to such shareholder.

During 2020 and 2019 Alpha Capital fully exercised its greenshoe option and purchased an aggregated number of 1,315,789 convertible preferred shares in consideration of $1,500,000. In December 2019 and April 2020, the Company and its Board members approved an extension of Alpha’s remaining portion of the greenshoe option for six months until April 30, 2020 and by an additional three-months period until July 31, 2020, respectively. In addition, during June 2020, Alpha Capital converted 800,000 preferred shares into ordinary shares at a 1:1 ratio.

b.
Share options:

In 2003, the Company adopted its 2003 Incentive Share Option Plan (the "2003 Plan") that conforms with the provisions of section 102 of the Israel Income Tax Ordinance. As amended by the Company’s shareholders in 2013 and 2016, the 2003 Plan authorizes the grant of options to purchase up to 482,319 of the Company’s Ordinary shares to officers, employees and directors of the Company or any subsidiary, pursuant to section 102 of the Israel Income Tax Ordinance and will expire on November 30, 2023.

In June 2006, the Company adopted its 2006 Stock Option plan (the "2006 Plan"), intended to grant options to officers, employees and directors of MTS IntegraTRAK or any subsidiary of the Company. Each option granted under the 2006 Plan may be either an option intended to be treated as an "incentive stock option", within the meaning of section 422 of the Internal Revenue Code of 1986, as amended, or an option that will be treated as a "non-qualified stock option". As amended in 2011 and 2013, the 2006 Plan authorizes the grant of options to purchase up to 183,333 of the Company’s Ordinary shares and will expire on July 2026.The total number of Ordinary shares with respect to which options may be granted to any eligible employee during any twelve months period under the 2006 Plan is 50,000 Ordinary shares, subject to adjustment as provided in the 2006 Plan. Each option granted under the 2006 Plan is exercisable until the earlier of five years from the date of the grant of the option or the expiration dates of the option plan. The exercise price of the options granted under the 2006 Plan may not be less than the fair market value of an Ordinary share determined as of the date of grant of the option.

On October 1, 2017 the Company authorized an options grant to its CEO, to acquire 116,667 ordinary shares under 2003 Israeli Share Option Plan. These options vest over a period of four years (25% vesting on October 1, 2018 and an additional 12.5% vesting every six months for the following three years), subject to the fulfillment of a condition to vesting. The condition to vesting will be fulfilled in the event the closing price of the Company’s Ordinary shares is equal to or higher than a price per share of $4.5 three month for a consecutive period. The exercise price per share of the options is $2.16 (the closing price per share of the Company’s Ordinary shares on the NASDAQ Capital Market on September 28, 2017, the date of the Company’s Board of Directors’ approval of the terms). In addition, in the event of an M&A or reverse merger transaction (where current shareholders will hold less than 50% of the shares of the company) and if the CEO will not continue to serve as the CEO of the company (or is released during the six-month period following the closing of the transaction), 50% of all of the unvested options will become vested. The options are due to expire on October 1, 2027, unless earlier terminated pursuant to the terms of our 2003 Israeli Share Option Plan.

As of December 31, 2020, 468,284 Ordinary shares are available for future option grants under the Company’s plans.

c.	A summary of option activity under the Company's stock option plans to its employees as of December 31, 2020, and changes during the year ended December 31, 2020, are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2020	116,667	$2.16	7.76	$-
Granted	-	$-	-	$-
Exercised	-	$-	-	$-
Expired and forfeited	-	$-	-	$-

Outstanding at December 31, 2020	116,667	$2.16	7.76	$-

Exercisable at December 31, 2020	87,500	$2.16	7.76	$-

There were no new grants or exercises during 2018, 2019 and 2020.

The total compensation cost related to options granted to employees under the Company's share-based compensation plans recognized for the years ended December 31, 2020, 2019 and 2018 amounted to $21, $47 and $90, respectively.

As of December 31, 2020, there was $12 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans.

d.
Total stock-based compensation expenses recognized during the period:

The total stock-based compensation expense related to employees' equity-based awards, recognized for the years ended December 31, 2020, 2019 and 2018, was comprised as follows:

	Year ended December 31,
	2020	2019	2018

Research and development	$-	$-	$1
General and administrative	21	47	89

	$21	$47	$90